SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Net Sales Attributable to Countries
Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
France	1,398	—	—
US	210	—	5
Rest of the world	—	—	1
Total	1,608	—	6

Schedule of Percentage of Long-lived Assets Attributable to Countries
Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2023	December 31, 2022
Israel	20%	24%
UK	62%	56%
US	18%	20%
Germany	—	(*
*) Represents less than 1%